IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details) $ in Millions					3 Months Ended			12 Months Ended
	Jun. 01, 2021 USD ($)	Mar. 31, 2021 USD ($)	Apr. 25, 2020	Jan. 01, 2020	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) numberOfIndicators	Mar. 31, 2020 USD ($) $ / ounce	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Impairment and reversal of non-current assets
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity									$ (238)
Porgera [Member]
Impairment and reversal of non-current assets
Proportion of interest held by shareholders								95.00%
Proportion of ownership in joint operation			47.50%					47.50%
Recoverable amount						$ 297		$ 299	297
Veladero [Member]
Impairment and reversal of non-current assets
Proportion of ownership in joint operation								50.00%
Indicators of impairment loss | numberOfIndicators						1
Indicators of impairment reversal | numberOfIndicators						0
Lagunas Norte [Member]
Impairment and reversal of non-current assets
Percentage of ownership interest sold	100.00%
Reversal of impairment loss					$ (86)
Lagunas Norte [Member] | Maximum
Impairment and reversal of non-current assets
Consideration paid (received)	$ (81)
Lagunas Norte [Member] | At fair value
Impairment and reversal of non-current assets
Consideration paid (received)		$ (63)
Tanzanian Mines [Member]
Impairment and reversal of non-current assets
Proportion of ownership interests held by non-controlling interests				16.00%
Reversal of impairment loss recognised in profit or loss									$ 304
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity							$ 238
Loss (gain) on assignment of shareholder loans							$ 167
Tanzanian Mines [Member] | Minimum
Impairment and reversal of non-current assets
NAV multiple							1.1
Weighted average cost of capital, significant unobservable inputs, assets							5.40%
Tanzanian Mines [Member] | Maximum
Impairment and reversal of non-current assets
NAV multiple							1.3
Weighted average cost of capital, significant unobservable inputs, assets							6.20%
Tanzanian Mines [Member] | Long-term [Member]
Impairment and reversal of non-current assets
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce							1,300
Tanzanian Mines [Member] | Short-term [Member]
Impairment and reversal of non-current assets
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce							1,350
Bulyanhulu [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Recoverable amount							$ 1,237
Reversal of impairment loss recognised in profit or loss							663
North Mara [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Recoverable amount							967
Reversal of impairment loss recognised in profit or loss							$ 46